Financial risk management - Capital risk (Details) $ in Thousands, € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financial risk management
Cash and cash equivalents	$ 1,334,700	€ 462.0	$ 1,216,803	$ 372,162	$ 321,791
Total capital	$ 3,469,000